Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents [Abstract]
Cash and deposits for immediate withdrawal		$ 40,630	$ 31,411
Cash equivalents in NIS deposits	[1]	15,011	2,847
Total Cash and Cash Equivalents		$ 55,641	$ 34,258	$ 18,587	$ 70,197

[1]	The deposits bear interest of 5.1% per year, as of December 31, 2023, and 2.85%-3.8% per year as of December 31, 2022.